Consolidated statement of income - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 798,949	R$ 515,249	R$ 1,511,944	R$ 958,097
Net revenue from sales	63,454	89,409	131,043	183,395
Financial income	497,167	332,595	927,671	607,433
Other financial income	30,176	64,532	70,424	180,892
Total revenue and income	1,389,746	1,001,785	2,641,082	1,929,817
Cost of sales and services	(684,393)	(482,753)	(1,302,172)	(927,515)
Selling expenses	(131,679)	(94,404)	(214,057)	(178,018)
Administrative expenses	(109,856)	(109,174)	(202,237)	(328,198)
Financial expenses	(2,204)	(2,804)	(8,043)	(19,328)
Other expenses, net	(491)	98	(4,073)	(1,010)
Profit before income taxes	461,123	312,748	910,500	475,748
Current income tax and social contribution	(1,349)	(99,258)	(51,489)	(120,193)
Deferred income tax and social contribution	(137,017)	14,117	(226,520)	20,508
Income tax and social contribution	(138,366)	(85,141)	(278,009)	(99,685)
Net income for the period	322,757	227,607	632,491	376,063
Attributable to:
Owners of the Company	322,400	227,168	631,712	375,546
Non-controlling interests	R$ 357	R$ 439	R$ 779	R$ 517
Basic earnings per common share - R$	R$ 1.0071	R$ 0.7417	R$ 1.9734	R$ 1.2262
Diluted earnings per common share - R$	R$ 0.9805	R$ 0.7386	R$ 1.9212	R$ 1.2210